Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

September 13, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  RYDEX ETF TRUST (FILE NOS. 333-101625 AND 811-21261)
     FILING PURSUANT TO RULE 485(A)

Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 14 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto ("PEA No. 14"). The purpose of PEA No. 14 is to introduce the following new series to the Trust: the Rydex Russell 1000(R) Equal Weight ETF, Rydex Russell 1000(R) Growth Equal Weight ETF, Rydex Russell 1000(R) Value Equal Weight ETF, Rydex Russell 2000(R) Equal Weight ETF, Rydex Russell 2000(R) Growth Equal Weight ETF, Rydex Russell 2000(R) Value Equal Weight ETF, Rydex Russell 3000(R) Equal Weight ETF, Rydex Russell 3000(R) Growth Equal Weight ETF, Rydex Russell 3000(R) Value Equal Weight ETF, Rydex Russell MidCap Equal Weight ETF, Rydex Russell Global 1000(R) Equal Weight ETF, Rydex Russell Global Ex-U.S. Large Cap Equal Weight ETF, Rydex Russell Emerging Markets Large Cap Equal Weight ETF, Rydex Russell Emerging EMEA Large Cap Equal Weight ETF, Rydex Russell BRIC Equal Weight ETF, Rydex Russell Greater China Large Cap Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF, and Rydex MSCI ACWI Equal Weight ETF.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at
202.739.5684 with your questions or comments.

Sincerely,


/s/ Laura E. Flores
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Laura E. Flores